Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation Plans	Share-Based Compensation Plans
The following table summarizes the Company's share-based compensation expense.

	Years Ended December 31,
	2021	2020	2019

	(Thousands)
Incentive Performance Share Unit Programs	$15,386	$10,457	$13,306
Value Driver Performance Share Unit Award Programs	—	885	3,376
Restricted stock awards	19,217	10,480	14,430
Non-qualified stock options	550	848	4,774
Stock appreciation rights	9,183	2,724	—
Other programs, including non-employee director awards	3,171	2,155	2,257
Total share-based compensation expense (a)	$47,507	$27,549	$38,143

(a)For the years ended December 31, 2021, 2020 and 2019, share-based compensation expense of $4.7 million, $2.1 million and $28.6 million, respectively, was included in other operating expenses related primarily to reorganization costs.

The Company typically uses treasury stock to fund awards paid in stock, but the Company can elect to fund such awards by stock acquired by the Company in the open market or from any other person, issued directly by the Company or any combination of the foregoing.

There was no cash received from exercises under all share-based payment arrangements for employees and directors for the years ended December 31, 2021, 2020 and 2019. During the years ended December 31, 2021, 2020 and 2019, share-based payment arrangements paid in stock generated tax benefits of $1.3 million, $1.0 million and $2.4 million, respectively.
In connection with the Separation in 2018, the Company transferred obligations related to then-outstanding share-based compensation awards to Equitrans Midstream. To preserve the aggregate fair value of awards held prior to the Separation, as measured immediately before and immediately after the Separation, each holder of share-based compensation awards generally received an adjusted award consisting of both a stock-based compensation award denominated in Company equity and a stock-based compensation award denominated in Equitrans Midstream equity. These awards were adjusted in accordance with the basket method, which resulted in participants retaining one unit of the existing Company incentive award and receiving an additional 0.80 units of an Equitrans Midstream-based award. All awards subject to this adjustment were vested as of December 31, 2021.

The Company recognized compensation cost related to unvested awards held by its employees, regardless of who settles the obligation. Upon vesting the Company was obligated to settle all outstanding share-based compensation awards denominated in the Company's equity, regardless of whether the holders were employees of the Company or Equitrans Midstream. Likewise, upon vesting, Equitrans Midstream was obligated to settle all of the outstanding share-based compensation awards denominated in its equity, regardless of whether the holders were employees of Equitrans Midstream or the Company. Changes in performance and number of outstanding awards can impact the ultimate amount of these obligations. Share counts for awards discussed herein represent outstanding shares to be remitted by the Company to its employees and those remitted to employees of Equitrans Midstream. When an award has graduated vesting, the Company records expense equal to the vesting percentage on the vesting date.

Incentive Performance Share Unit Programs – Equity & Liability

The Management Development and Compensation Committee of the Company's Board of Directors (the Compensation Committee) has adopted the following programs:
•2017 Incentive Performance Share Unit Program (2017 Incentive PSU Program) under the 2014 Long-Term Incentive Plan (LTIP);
•2018 Incentive Performance Share Unit Program (2018 Incentive PSU Program) under the 2014 LTIP;
•2019 Incentive Performance Share Unit Program (2019 Incentive PSU Program) under the 2014 LTIP;
•2020 Incentive Performance Share Unit Program (2020 Incentive PSU Program) under the 2019 LTIP; and
•2021 Incentive Performance Share Unit Program (2021 Incentive PSU Program) under the 2020 LTIP.

The programs noted above are collectively referred to as the Incentive PSU Programs. The 2020 Incentive PSU Program and 2021 Incentive PSU Program granted equity awards. The 2017 Incentive PSU Program, 2018 Incentive PSU Program and 2019 Incentive PSU Program granted both equity and liability awards.

The Incentive PSU Programs were established to provide long-term incentive opportunities to executives and key employees to further align their interests with those of the Company's shareholders and with the strategic objectives of the Company. The performance period for each of the awards under the Incentive PSU Programs is 36 months, with vesting occurring upon payment following the expiration of the performance period.

Executive performance incentive program awards granted in year 2017 were earned based on:
•the level of total shareholder return relative to a predefined peer group; and
•the cumulative total sales volume growth, in each case, over the performance period.

Executive performance incentive program awards granted in years 2018 and 2019 were earned based on:
•the level of total shareholder return relative to a predefined peer group;
•the level of operating and development cost improvement; and
•return on capital employed.

Executive performance incentive program awards granted in year 2020 are earned based on:
•adjusted well costs;
•adjusted free cash flow; and
•the level of total shareholder return relative to a predefined peer group.

Executive performance incentive program awards granted in year 2021 are earned based on:
•the level of absolute total shareholder return and total shareholder return relative to a predefined peer group.
Prior to 2020, the payout factor varied between zero and 300% of the number of outstanding units contingent upon the performance metrics listed above. The 2020 Incentive PSU Program has a payout factor that ranges from zero to 150% and the 2021 Incentive PSU Program has a payout factor that ranges from zero to 200%. The Company recorded the 2020 Incentive PSU Program, the 2021 Incentive PSU Program and the portion of the 2017 Incentive PSU Program, 2018 Incentive PSU Program and 2019 Incentive PSU Program to be settled in stock as equity awards using a grant date fair value determined through a Monte Carlo simulation, which projected the share price for the Company and its peers at the end point of the performance period. The 2017 Incentive PSU Program, 2018 Incentive PSU Program and 2019 Incentive PSU Program also included awards to be settled in cash, which are recorded at fair value as of the measurement date determined through a Monte Carlo simulation, which projected the share price for the Company and its peers at the end point of the performance period. The expected share prices were generated using each company's annual volatility for the expected term and the commensurate three-year risk-free rate shown in the chart below. As the Incentive PSU Programs include a performance condition that affects the number of shares that will ultimately vest, the Monte Carlo simulation computed either the grant date fair value for equity awards or the measurement date fair value for liability awards for each possible performance condition outcome on the grant date for equity awards or the measurement date for liability awards. The Company reevaluates the then-probable outcome at the end of each reporting period to record expense at the probable outcome grant date fair value or measurement date fair value, as applicable. Vesting of the units under each Incentive PSU Program occurs upon payment after the end of the performance period.

The following table summarizes Incentive PSU Programs to be settled in stock and classified as equity awards.

Incentive PSU Programs – Equity Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at December 31, 2018	536,014	$94.36	$50,579,160
Granted	463,380	29.45	13,646,541
Vested	(384,101)	96.30	(36,988,926)
Outstanding at December 31, 2019	615,293	44.27	27,236,775
Granted	1,376,198	6.62	9,107,846
Vested	(44,573)	120.60	(5,375,504)
Forfeited	(7,190)	13.28	(95,483)
Outstanding at December 31, 2020	1,939,728	15.92	30,873,634
Granted	922,260	23.44	21,617,038
Vested	(107,340)	76.53	(8,214,730)
Outstanding at December 31, 2021	2,754,648	$16.07	$44,275,942

(a)For the years ended December 31, 2021, 2020 and 2019, the Company settled total shares of 9,550, 7,020 and 130,393, respectively, for Equitrans Midstream employees.

The following table summarizes Incentive PSU Programs to be settled in cash and classified as liability awards.

Incentive PSU Programs – Cash Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at December 31, 2018	229,838	$96.67	$22,217,645
Granted	255,920	29.45	7,536,844
Forfeited	(33,348)	75.65	(2,522,819)
Outstanding at December 31, 2019	452,410	60.19	27,231,670
Vested	(93,359)	120.60	(11,259,095)
Forfeited	(19,356)	61.43	(1,189,050)
Outstanding at December 31, 2020	339,695	43.52	14,783,525
Vested	(102,175)	76.53	(7,819,453)
Forfeited	(3,940)	29.45	(116,033)
Outstanding at December 31, 2021	233,580	$29.32	$6,848,039

(a)For the years ended December 31, 2021 and 2020, the Company settled total shares paid in cash of 84,697 and 40,018, respectively, for Equitrans Midstream employees.
Total capitalized compensation costs related to the Incentive PSU Programs for the years ended December 31, 2021, 2020 and 2019 were $0.8 million, $0.9 million and $(0.8) million, respectively. As of December 31, 2021, $3.2 million and $14.9 million of unrecognized compensation cost (assuming no changes to the performance condition achievement level) related to the 2020 Incentive PSU Program and 2021 Incentive PSU Program, respectively, was expected to be recognized over the remainder of the performance periods.

Fair value is estimated using a Monte Carlo simulation valuation method with the following weighted average assumptions at grant date:

	Incentive PSU Programs Issued During the Years Ended December 31,
	2021 (a)	2020 (b)	2019	2018	2017

Risk-free rate	0.18%	1.22%	2.44%	1.97%	1.47%
Volatility factor	72.50%	45.41%	54.60%	32.60%	32.30%
Expected term	3 years	3 years	3 years	3 years	3 years

(a)There were two grant dates for the 2021 Incentive PSU Program. Amounts shown represent weighted average.
(b)There were three grant dates for the 2020 Incentive PSU Program. Amounts shown represent weighted average.

Dividends paid from the beginning of the performance period will be cumulatively added as additional shares of common stock; therefore, dividend yield is not applicable.

Value Driver Performance Share Unit Award Programs

Historically, the Compensation Committee adopted the following programs:
•2017 Value Driver Performance Share Unit Award Program (2017 EQT VDPSU Program) under the 2014 LTIP;
•2018 Value Driver Performance Share Unit Award Program (2018 EQT VDPSU Program) under the 2014 LTIP; and
•2019 Value Driver Performance Share Unit Award Program (2019 EQT VDPSU Program) under the 2014 LTIP.

The programs noted above are collectively referred to as the VDPSU Programs. The VDPSU Programs were established to align the interests of key employees with the interests of shareholders and customers and the strategic objectives of the Company. Under each VDPSU Program, 50% of the confirmed awards vested upon payment following the first anniversary of the grant date; the remaining 50% of the confirmed awards vested upon payment following the second anniversary of the grant date, subject to continued service through such date. Due to the graded vesting of each award under the VDPSU Programs, the Company recognized compensation cost over the requisite service period for each separately vesting tranche of the award as though each award was, in substance, multiple awards. The payments were contingent upon adjusted earnings before interest, income taxes, depreciation and amortization performance as compared to the Company's annual business plan and individual, business unit and Company value driver performance over the respective one-year periods. The following table provides additional detailed information on each historical award.

VDPSU Program	Accounting Treatment	Weighted Average Fair Value	Cash Paid (Millions)	Awards Outstanding (including Accrued Dividends) as of December 31, 2021 (a)

2017	Liability	$65.40	$14.0	N/A
		$65.40	$4.0	N/A
2018	Liability	$56.92	$4.9	N/A
		$56.92	$1.2	N/A
2019	Liability	$18.89	$1.7	N/A
		$18.89	$1.7	N/A

(a)The 2017 EQT VDPSU Program and 2018 EQT VDPSU Program included 95,452 and 130,355 awards, respectively, for Equitrans Midstream employees that were settled by the Company.

Total capitalized compensation costs related to the VDPSU Programs for the years ended December 31, 2020 and 2019 was $0.4 million and $2.5 million, respectively. There were no compensation costs related to the VDPSU Programs for the year ended December 31, 2021.
Restricted Stock Unit Awards – Equity

The Company granted 1,980,230, 1,767,960 and 613,440 restricted stock unit equity awards to employees of the Company during the years ended December 31, 2021, 2020 and 2019, respectively. Awards granted in 2019 will fully vest at the end of the three-year period commencing with the date of grant, assuming continued service through such date, while the 2021 and 2020 awards are subject to a three-year graded vesting schedule, also assuming continued service through such date. For the years ended December 31, 2021, 2020 and 2019, the weighted average fair value of these restricted stock unit grants, based on the grant date fair value of EQT common stock, was approximately $13.92, $10.02 and $17.42, respectively.

The total fair value of restricted stock unit equity awards vested during the years ended December 31, 2021, 2020 and 2019 was $8.6 million, $3.2 million and $11.9 million, respectively. Total capitalized compensation costs related to the restricted stock unit equity awards was $6.7 million and $3.0 million for the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021, $13.7 million of unrecognized compensation cost related to nonvested restricted stock unit equity awards was expected to be recognized over a remaining weighted average vesting term of approximately 0.9 years.

The following table summarizes restricted stock unit equity award activity as of December 31, 2021.

Restricted Stock – Equity Settled	Nonvested Shares (a)	Weighted Average Fair Value	Aggregate Fair Value

Outstanding at January 1, 2021	1,868,400	$11.56	$21,594,314
Granted	1,980,230	13.92	27,563,546
Vested	(621,930)	13.85	(8,612,563)
Forfeited	(122,419)	12.16	(1,488,862)
Outstanding at December 31, 2021	3,104,281	$12.58	$39,056,435

(a)Shares vested during the year ended December 31, 2021 included 59,340 shares for an Equitrans Midstream employee that was settled by the Company.

Restricted Stock Unit Awards – Liability

During the year ended December 31, 2019, the Company granted 686,350 restricted stock unit liability awards, respectively, to key employees of the Company that will be paid in cash. The Company did not grant restricted stock unit awards to be paid in cash during the years ended December 31, 2021 and 2020.

Adjusted for forfeitures, there were 417,265 awards outstanding as of December 31, 2021. Because these awards are liability awards, the Company records compensation expense based on the fair value of the awards as remeasured at the end of each reporting period. The restricted stock units granted will be fully vested at the end of the three-year period commencing with the date of grant, assuming continued service through such date. The total liability recorded for these restricted stock units was $8.1 million, $4.5 million and $4.4 million as of December 31, 2021, 2020 and 2019, respectively.
Non-Qualified Stock Options

The fair value of the Company's option grants was estimated at the grant date using a Black-Scholes option-pricing model with the assumptions indicated in the table below for the years ended December 31, 2020 and 2019. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the date of grant. The dividend yield is based on the dividend yield of EQT common stock at the time of grant. Expected volatilities are based on historical volatility of EQT common stock. The expected term represents the period of time that options granted are expected to be outstanding based on historical option exercise experience. There were no stock options granted in 2021.

	Years Ended December 31,
	2020	2019 (a)

Risk-free interest rate	1.10%	2.48%
Dividend yield	—%	0.46%
Volatility factor	60.00%	27.97%
Expected term	4 years	5 years
Number of Options Granted	1,000,000	779,300
Weighted Average Grant Date Fair Value	$1.61	$5.31

(a)There were two grant dates for the 2019 options. Amount shown represents weighted average.

As of December 31, 2021, $0.2 million of unrecognized compensation cost related to outstanding nonvested stock options was expected to be recognized by December 31, 2023. The total intrinsic value of options exercised during the year ended December 31, 2021 was $0.2 million. There were no stock option exercises in 2020 and 2019.

The following table summarizes option activity as of December 31, 2021.

Non-Qualified Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2021	3,554,729	$23.20
Exercised	(88,100)	18.89
Outstanding at December 31, 2021	3,466,629	23.31	4.2 years	$13,657,649
Exercisable at December 31, 2021	2,789,062	$26.51	4.0 years	$5,752,488

Stock Appreciation Rights

During 2020, the Company granted stock appreciation rights subject to certain performance conditions, such as adjusted well costs and adjusted free cash flow. Once vested, the participant is entitled to receive, upon exercise, a number of shares of EQT’s common stock, cash or a combination of the two, based upon the excess of the fair market value as of the date of exercise over a base price of $10.00.
The awards are accounted for as liability awards and, as such, compensation expense is recorded based on the fair value of the awards as remeasured at the end of each reporting period using a Black-Scholes option-pricing model with the assumptions indicated in the table below. The risk-free rate is based on the U.S. Treasury yield curve in effect at the reporting date. The dividend yield is based on the dividend yield of EQT common stock at the reporting date, which is set at zero for the stock appreciation rights as the Company declared no dividends during 2021. Expected volatilities are based on a 50-50 blend of the expected term-matched historical volatility as of the valuation date and the weighted-average implied volatility from thirty days prior to the valuation date. The expected term represents the period of time between the valuation date and the midpoint of the exercise window.

2020 Stock Appreciation Rights

Risk-free interest rate	0.30%
Dividend yield	—%
Volatility factor	67.50%
Expected term	3.28 years
Number of Stock Appreciation Rights Granted	1,240,000
Weighted Average Grant Date Fair Value	$2.61
Total Intrinsic Value of Exercises	$—

As of December 31, 2021, $4.0 million of unrecognized compensation cost related to outstanding stock appreciation rights was expected to be recognized by December 31, 2022.

The following table summarizes stock appreciation rights activity as of December 31, 2021.

Stock Appreciation Rights	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2021	1,240,000	$10.00
Granted	—	—
Outstanding at December 31, 2021	1,240,000	10.00	8.0 years	$14,644,400
Exercisable at December 31, 2021	—	$—	—	$—

Non-employee Directors' Share-Based Awards

Prior to 2020, the Company granted share-based awards that vested upon grant to non-employee directors. The share-based awards were historically paid in cash or EQT common stock following a directors' termination of service on the Company's Board of Directors. Beginning in 2020, the Company grants to non-employee directors restricted stock unit awards that vest on the date of the Company's annual meeting of shareholders immediately following the grant of such awards. The restricted stock unit awards are settled in EQT common stock on the vesting date or, if elected by the director, following a director's termination of service on the Company's Board of Directors.

Awards to be paid in cash are accounted for as liability awards and, as such, compensation expense is recorded based on the fair value of the awards as remeasured at the end of each reporting period. Awards to be settled in EQT common stock are accounted for as equity awards and, as such, compensation expense is recorded based on the fair value of the awards at the grant date fair value. A total of 430,858 non-employee director share-based awards, including accrued dividends, were outstanding as of December 31, 2021. A total of 120,080, 201,300 and 146,790 share-based awards were granted to non-employee directors during the years ended December 31, 2021, 2020 and 2019, respectively. The weighted average fair value of these grants, based on the closing EQT common stock price on the business day prior to the grant date, was $17.49, $13.46 and $18.11 for the years ended December 31, 2021, 2020 and 2019, respectively.
2022 Awards

Effective in 2022, the Compensation Committee adopted the 2022 Incentive Performance Share Unit Program (2022 Incentive PSU Program) under the 2020 LTIP. The 2022 Incentive PSU Program was established to align the interests of executives and key employees with the interests of shareholders and the strategic objectives of the Company. A total of 575,120 share units were granted under the 2022 Incentive PSU Program. The payout of the share units will vary between zero and 200% of the number of outstanding units contingent upon a combination of the Company's absolute total shareholder return and total shareholder return relative to a predefined peer group over the period January 1, 2022 through December 31, 2024, modified based on the Company's performance in achieving its objective of net zero Scope 1 and Scope 2 greenhouse gas emissions by 2025.

Effective in 2022, the Compensation Committee granted 1,248,120 restricted stock unit equity awards that will follow a three-year graded vesting schedule commencing with the date of grant, assuming continued employment. The share total includes the instituted "equity-for-all" program, which granted equity awards to all permanent full-time employees beginning in 2021.